Finance Receivable Sale Agreements - Transfer Agreements and Note Purchase and Security Agreements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Consumer Loan | Finance Receivable Purchase Agreement
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Payments to repurchase financing receivables	$ 72,400,000
Transfer Agreements and Note Purchase and Security Agreements
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Proceeds from advances	63,000,000
Transfer Agreements and Note Purchase and Security Agreements | Consumer Loan
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Transfer of financial assets accounted for as sales, amount derecognized	230,000,000
Gain on loan sales	$ 6,600,000
Receivable purchase agreement, remaining unused capacity		$ 0